Operating Leases (Details) - Schedule of maturity of our operating lease liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of maturity of our operating lease liabilities [Abstract]
2021	$ 6,320,628
2022	4,218,071
2023	2,842,324
2024	531,911
2025	369,663
Thereafter	102,479
Total	14,385,076
Less imputed interest	904,191
Total lease liabilities	$ 13,480,885	$ 10,029,766